Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Operating activities
Net income (loss)	$ 93,480	$ 46,788	$ (72,199)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	173,771	169,005	158,400
Impairment of goodwill and acquired intangible assets	7,503	0	9,556
Share-based compensation expense	21,716	50,466	48,627
Deferred taxes	6,838	(14,039)	(41,358)
Abandonment of long-lived assets	0	0	2,408
Gain on sale of subsidiaries	0	(47,545)	0
Loss on early extinguishment of debt	0	17,359	0
Change in contingent earn-out liability	0	(1,774)	(39,377)
Gain on sale of available-for-sale securities	0	0	2,268
Unrealized (gain) loss on derivatives not designated as hedging instruments included in net income (loss)	(5,358)	(15,540)	15,813
Effect of exchange rate changes on monetary assets and liabilities denominated in non-functional currency	(4,364)	19,460	(5,690)
Payment for Contingent Consideration Liability, Operating Activities	0	4,639	0
Other non-cash items	9,209	4,668	2,886
Changes in operating assets and liabilities:
Accounts receivable	(4,186)	(5,123)	4,701
Inventory	(3,627)	(7,068)	(8,699)
Prepaid expenses and other assets	4,475	(2,472)	521
Accounts payable	19,835	21,782	25,332
Accrued expenses and other liabilities	11,803	(42,544)	(20,671)
Net cash provided by operating activities	331,095	192,332	156,736
Investing activities
Purchases of property, plant and equipment	(70,563)	(60,930)	(74,157)
Proceeds from the sale of subsidiaries, net of transaction costs and cash divested	0	93,779	0
Business acquisitions, net of cash acquired	(289,920)	(110)	(204,875)
Purchases of intangible assets	(64)	(308)	(197)
Capitalization of software and website development costs	(48,652)	(40,847)	(37,307)
Proceeds from the sale of assets	640	886	4,513
Proceeds from sale of available-for-sale securities	0	0	(6,346)
Realized loss on derivatives designated as hedging instruments	12,016	0	0
Other investing activities	409	(3,064)	3,888
Net cash used in investing activities	(420,166)	(10,594)	(301,789)
Financing activities
Proceeds from borrowings of debt	1,140,607	805,995	737,075
Proceeds from Issuance of Senior Long-term Debt	0	400,000	0
Payments of debt	(947,696)	(974,781)	(539,913)
Payments for early redemption of senior notes	0	275,000	0
Payments of early redemption fees for senior notes	0	(14,438)	0
Payments of debt issuance costs	(2,729)	(10,629)	(229)
Payment for Contingent Consideration Liability, Financing Activities	3,282	2,105	539
Payments of withholding taxes in connection with equity awards	(5,979)	(19,698)	(14,568)
Payments of capital lease obligations	(17,063)	(17,618)	(15,887)
Purchase of ordinary shares	(55,567)	(94,710)	(50,008)
Purchase of noncontrolling interests	(85,520)	(1,144)	(20,230)
Capital contribution from noncontrolling interest	57,046	35,390	0
Distribution to noncontrolling interest	3,375	0	0
Proceeds from issuance of ordinary shares	3,403	11,981	6,192
Issuance of loans	0	(21,000)	0
Capital contribution from noncontrolling interest	0	0	1,404
Other financing activities	2,144	0	1,281
Net cash (used in) provided by financing activities	81,989	(177,757)	104,578
Effect of exchange rate changes on cash	(1,866)	2,507	788
Increase (Decrease) in Assets Held-for-sale	0	12,042	(12,042)
Net increase in cash and cash equivalents	(8,948)	18,530	(51,729)
Cash and cash equivalents at beginning of period	44,227	25,697	77,426
Cash and cash equivalents at end of period	35,279	44,227	25,697
Supplemental disclosures of cash flow information:
Interest Paid, Excluding Capitalized Interest, Operating Activities	63,940	56,614	45,275
Income taxes	26,369	32,278	49,342
Capitalization of construction costs related to financing lease obligation	13,448	0	0
Property and equipment acquired under capital leases	11,871	531	14,422
Amounts accrued related to business acquisitions	$ 2,397	$ 3,457	$ 46,124